Material accounting policies, judgements and estimates (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) cases
Disclosure of detailed information about property, plant and equipment [Line Items]
Main competitors | cases	4
Share price volatility period	3 years
Dividend yield period	10 years
Self-generated biofuel certificates, value recognized | $	$ 0
Chemical plants
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of tangible assets	20 years
Retail service stations
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of tangible assets	15 years
Power infrastructure | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Major inspection costs useful economic life	30 years
Power infrastructure | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Major inspection costs useful economic life	35 years
Wind assets | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Major inspection costs useful economic life	25 years
Wind assets | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Major inspection costs useful economic life	30 years
Upgraders | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Major inspection costs useful economic life	3 years
Upgraders | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Major inspection costs useful economic life	5 years